REVENUES (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Sale of products	$ 614,033,971	$ 627,924,111	$ 613,783,915
- Domestic market	613,771,519	627,743,238	613,379,901
- External customers	262,452	180,873	404,014
Services rendered	15,077,673	18,761,289	20,198,930
Bonuses / Discounts	(206,950,827)	(194,731,346)	(187,111,238)
Revenues	$ 422,160,817	$ 451,954,054	$ 446,871,607